Financial instruments and risk management - Schedule of notional amounts, contractual maturities and rates of hedging instruments designated in hedging relationships by main risk categories (Details)
£ in Millions
	Jun. 30, 2022 GBP (£) USD_per_Metric_Tonnes poundSterlingPerTherm	Jun. 30, 2021 GBP (£) $ / bushel USD_per_Metric_Tonnes
Net investment hedges | Turkish lira | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		11.86
Net investment hedges | Turkish lira | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		12.22
Net investment hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 11	£ 11
Net investment hedges | Foreign exchange risk | Turkish lira
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	22.27
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 1,694	£ 1,475
Cash flow hedges | Foreign currency debt risk | US dollar | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.22	1.22
Cash flow hedges | Foreign currency debt risk | US dollar | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.88	1.88
Cash flow hedges | Foreign currency exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 1,874	£ 1,303
Cash flow hedges | Foreign currency exchange risk | US dollar | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.22	1.19
Cash flow hedges | Foreign currency exchange risk | US dollar | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.42	1.42
Cash flow hedges | Foreign currency exchange risk | Euro | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.13	1.07
Cash flow hedges | Foreign currency exchange risk | Euro | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.17	1.16
Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 234	£ 93
Cash flow hedges | Commodity price risk | Minimum | Natural Gas
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | poundSterlingPerTherm	1.67
Cash flow hedges | Commodity price risk | Minimum | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes	2,009	1,631
Cash flow hedges | Commodity price risk | Minimum | Corn
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / bushel		3.63
Cash flow hedges | Commodity price risk | Maximum | Natural Gas
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | poundSterlingPerTherm	3.57
Cash flow hedges | Commodity price risk | Maximum | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes	3,399	2,421
Cash flow hedges | Commodity price risk | Maximum | Corn
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / bushel		5.17
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 4,444	£ 4,646
Fair value hedges | Interest rate risk | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	(0.0001)	(0.0001)
Fair value hedges | Interest rate risk | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0309	0.0309